Accounts and transactions with related parties (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minera Antucoya [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 904	$ 2,813
Related Party Transactions Charges Credits on Income	$ 0	$ 641	1,988
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 2,200	$ 2,400	69,567
Related Party Transactions Charges Credits on Income	$ 2,200	$ 2,400	25,771
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 1,862,501	$ 1,333,295	2,054,644
Related Party Transactions Charges Credits on Income	$ (1,862,501)	$ (1,333,295)	(2,054,644)
Inversiones Irsa Ltda [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 19,874,256	$ 5,964,834	14,493,784
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 455,343	$ 63,170	160,967
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Minera Centinela [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 2,691	9,016
Related Party Transactions Charges Credits on Income	$ 0	$ 1,902	6,372
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 683,279	$ 438,916	796,617
Related Party Transactions Charges Credits on Income	$ 528,872	$ 339,730	614,988
Cervecera Kunstmann Ltda [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 123,548	$ 86,545	135,589
Related Party Transactions Charges Credits on Income	$ (123,548)	$ (86,545)	(135,589)
Comercial Patagona Ltda. [Member]
Statement [Line Items]
Country of incorporation		Chile
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 9,919,947	$ 7,256,373	6,975,121
Related Party Transactions Charges Credits on Income	$ 6,389,260	$ 4,673,700	4,492,551
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 514,992	$ 475,007	544,738
Related Party Transactions Charges Credits on Income	$ (514,992)	$ (475,007)	(544,738)
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 1,288,570	$ 1,500,292	2,289,097
Related Party Transactions Charges Credits on Income	$ 1,288,570	$ 1,500,292	2,289,097
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 184,143	$ 177,330	269,996
Related Party Transactions Charges Credits on Income	$ (184,143)	$ (177,330)	(269,996)
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 16,825,818	$ 9,978,333	10,237,934
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cervecera Valdivia SA [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,446,878	$ 2,499,985	3,886,021
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Dividends paid
Commitments made by entity, related party transactions		$ 1,033,478	928,507
Related Party Transactions Charges Credits on Income		0	0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda [Member] | Loan Recovery [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan recovery
Commitments made by entity, related party transactions	$ 31,495	29,702
Related Party Transactions Charges Credits on Income	$ 0	0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Dividends paid
Commitments made by entity, related party transactions	$ 1,119,455	1,033,478
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Loan
Commitments made by entity, related party transactions		$ 37,013	36,828
Related Party Transactions Charges Credits on Income		$ 5,767	4,285
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 6,468	12,367
Related Party Transactions Charges Credits on Income		4,270	8,164
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Commitments made by entity, related party transactions	$ 36,710	37,013
Related Party Transactions Charges Credits on Income	$ 3,009	5,767
Cooperativa Agrcola Control Pisquero de Elqui y Limar LtdaThree [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 11,495	6,468
Related Party Transactions Charges Credits on Income	$ 7,590	$ 4,270
Nestl Chile SA [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 6,708,433	$ 7,590,887	4,931,641
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Quienco SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 21,151	$ 13,829	19,952
Related Party Transactions Charges Credits on Income	$ 14,827	$ 9,695	13,932
Empresa Nacional de Energa Enex SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 487,171	$ 463,728	444,367
Related Party Transactions Charges Credits on Income	$ (487,171)	$ (463,728)	(444,367)
Empresa Nacional de Energa Enex SA [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 153,960	$ 124,888	200,481
Related Party Transactions Charges Credits on Income	$ (153,960)	$ (124,888)	(200,481)
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 3,280	$ 9,796	38,007
Related Party Transactions Charges Credits on Income	$ 2,433	$ 7,266	28,630
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,713,899	$ 1,078,599	1,394,919
Related Party Transactions Charges Credits on Income	$ 1,216,904	$ 765,828	988,572
Inversiones Y Rentas S.A. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 9,594	$ 9,274	9,176
Related Party Transactions Charges Credits on Income	$ 9,594	$ 9,274	9,176
Inversiones Y Rentas S.A. [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 169,256,200	$ 46,345,861	112,614,526
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Banchile Corredores de Bolsa S.A. [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Investment Rescue
Commitments made by entity, related party transactions		$ 483,900,000	552,594,958
Related Party Transactions Charges Credits on Income		$ 73,833	274,958
Banchile Corredores de Bolsa S.A. [Member] | Bottom of range [member]
Statement [Line Items]
Description of nature of related party relationship		Investments
Commitments made by entity, related party transactions		$ 488,700,000	531,200,000
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Investments
Commitments made by entity, related party transactions	$ 91,000,000
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member] | Bottom of range [member]
Statement [Line Items]
Commitments made by entity, related party transactions		488,700,000
Banchile Corredores de Bolsa S.A. [Member] | Investment Rescue [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Investment Rescue
Commitments made by entity, related party transactions	$ 116,319,261	483,900,000
Related Party Transactions Charges Credits on Income	$ 17,476,786	$ 73,833
Empresas Carozzi S.A. [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 105,618	$ 113,971	86,790
Related Party Transactions Charges Credits on Income	$ 99,122	$ 106,961	81,906
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 3,930,995	$ 4,818,549	5,201,040
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Inversiones Punta Brava SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 734	1,188
Related Party Transactions Charges Credits on Income	$ 0	$ 521	840
Inversiones Punta Brava SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 39,223	$ 17,783	0
Related Party Transactions Charges Credits on Income	$ (39,223)	$ (17,783)	0
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 318,312	$ 279,243	187,378
Related Party Transactions Charges Credits on Income	$ (318,312)	$ (279,243)	(187,378)
SAAM Extraportuario SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 26,759	$ 26,662	41,188
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cervecera Austral SA [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 18,180,143	$ 14,135,192	14,235,437
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cervecera Austral SA One [Member] | Dividends received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends received	Dividends received
Commitments made by entity, related party transactions	$ 1,771,495	$ 635,969	438,258
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cervecera Austral SA Two [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 326,264	$ 334,106	253,789
Related Party Transactions Charges Credits on Income	$ 326,264	$ 334,106	253,789
Cervecera Austral SAThree [Member] | Royalties [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Royalty	Royalty
Commitments made by entity, related party transactions	$ 5,489,100	$ 583,211	331,083
Related Party Transactions Charges Credits on Income	$ (5,489,100)	$ (583,211)	(331,083)
Cervecera Austral SA Four [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 73,562	$ 51,067	71,885
Related Party Transactions Charges Credits on Income	$ 53,055	$ 36,831	51,102
Banco de Chile [Member] | Derivatives [member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Derivatives	Derivatives
Commitments made by entity, related party transactions	$ 90,001,229	$ 157,275,212	75,540,396
Related Party Transactions Charges Credits on Income	$ 4,195,190	$ (4,262,234)	2,859
Banco de Chile One [Member] | Interests [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Interests	Interests
Commitments made by entity, related party transactions	$ 72,605	$ 121,403	149,209
Related Party Transactions Charges Credits on Income	$ (72,605)	$ (121,403)	(149,209)
Banco de Chile Two [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Investments
Commitments made by entity, related party transactions		$ 426,057,614	106,006,335
Related Party Transactions Charges Credits on Income		0	0
Banco de Chile Two [Member] | Investment [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Investments
Commitments made by entity, related party transactions	$ 431,716,879	426,057,614
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Banco de Chile Three [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 398,855	$ 401,541	393,096
Related Party Transactions Charges Credits on Income	$ (398,855)	$ (401,541)	(393,096)
Banco de Chile Four [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Investment Rescue
Commitments made by entity, related party transactions		$ 422,665,655	105,256,049
Related Party Transactions Charges Credits on Income		54,456	175,733
Banco de Chile Four [Member] | Investment Rescue [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Investment Rescue
Commitments made by entity, related party transactions	$ 425,089,594	422,665,655
Related Party Transactions Charges Credits on Income	$ 3,354,006	$ 54,456
Banco de Chile Five [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 174,307	$ 145,533	246,431
Related Party Transactions Charges Credits on Income	$ 155,969	130,223	223,733
Foods Compaa de Alimentos CCU SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile
Foods Compaa de Alimentos CCU SA [Member] | Services provided [Member]
Statement [Line Items]
Description of nature of related party relationship	Services provided
Commitments made by entity, related party transactions	$ 0	27,744
Related Party Transactions Charges Credits on Income	$ 0	$ 27,744
Foods Compaa de Alimentos CCU SA [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Purchase of products
Commitments made by entity, related party transactions		$ 0	5,515
Related Party Transactions Charges Credits on Income		$ 0	(5,515)
Foods Compaa de Alimentos CCU SA One [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Capital decrease
Commitments made by entity, related party transactions		$ 0	11,200,000
Related Party Transactions Charges Credits on Income		$ 0	0
Foods Compaa de Alimentos CCU SA Two [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Services provided
Commitments made by entity, related party transactions		$ 27,744	325,857
Related Party Transactions Charges Credits on Income		$ 27,744	325,857
Foods Compaa de Alimentos CCU SA Three [Member] | Consignation sales [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Consignation sales
Commitments made by entity, related party transactions		$ 0	956,516
Related Party Transactions Charges Credits on Income		$ 0	0
Central Cervecera de Colombia S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Country of incorporation	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 0	$ 19,287,372	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Zona Franca Central Cervecera S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Country of incorporation	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 5,791,718	$ 0	13,563,816
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 274,937	$ 26,010	265,594
Related Party Transactions Charges Credits on Income	$ (274,937)	$ (26,010)	(265,594)
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 16,520,290	$ 10,419,088	12,449,658
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Heineken Brouwerijen BV One [Member] | License and technical assistance [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 18,793,675	$ 12,444,232	10,395,266
Related Party Transactions Charges Credits on Income	$ (18,793,675)	$ (12,444,232)	(10,395,266)
Heineken Brouwerijen BV Two [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 108,396	$ 182,716	116,703
Related Party Transactions Charges Credits on Income	$ (108,396)	$ (182,716)	(116,703)
Societ des Produits Nestl SA [Member] | Royalties [Member]
Statement [Line Items]
Country of incorporation	Switzerland	Switzerland
Description of nature of related party relationship	Royalty	Royalty
Commitments made by entity, related party transactions	$ 374,723	$ 671,730	528,805
Related Party Transactions Charges Credits on Income	$ (374,723)	$ (671,730)	(528,805)
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 76,786	$ 140,109	157,818
Related Party Transactions Charges Credits on Income	$ (76,786)	$ (140,109)	(157,818)
Banco BASA SA. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,502	$ 1,788	1,458
Related Party Transactions Charges Credits on Income	$ 1,051	$ 1,252	797
Chajha SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 6,178	$ 15,414	4,284
Related Party Transactions Charges Credits on Income	$ 4,325	$ 10,790	893
Cigar Trading SRL [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 676	$ 1,368	704
Related Party Transactions Charges Credits on Income	$ 473	$ 958	368
Club Libertad [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 14,358	3,304
Related Party Transactions Charges Credits on Income	$ 0	$ 10,050	1,412
Consignataria de Ganado S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,215	$ 0	239
Related Party Transactions Charges Credits on Income	$ 850	$ 0	60
Emprendimientos Hoteleros S.A.E.C.A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 13,338	$ 14,681	15,626
Related Party Transactions Charges Credits on Income	$ 9,337	$ 10,277	9,009
Fundacin Ramn T Cartes [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 725	$ 217	3,860
Related Party Transactions Charges Credits on Income	$ 508	$ 152	1,005
Ganadera Las Pampas S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 4,744	$ 13,611	457
Related Party Transactions Charges Credits on Income	$ 3,321	$ 9,528	135
Grfica Editorial InterSudamericana S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 284	$ 464	967
Related Party Transactions Charges Credits on Income	$ 199	$ 325	665
La Misin S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 732	$ 958	774
Related Party Transactions Charges Credits on Income	$ 512	$ 671	543
Palermo S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 13,066	$ 4,706	3,161
Related Party Transactions Charges Credits on Income	$ 9,146	$ 3,294	1,040
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 37,416	$ 40,417	93,590
Related Party Transactions Charges Credits on Income	$ 26,191	$ 28,293	60,787
Tabacalera del Este S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 23,405	$ 14,215	3,489
Related Party Transactions Charges Credits on Income	$ 16,384	$ 9,950	2,152
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Commitments made by entity, related party transactions	$ 0	$ 10,000	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Loan Repayment [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan payment	Loan payment
Commitments made by entity, related party transactions	$ 0	$ 10,000	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Sale Of Shares [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sale of shares	Sale of shares
Commitments made by entity, related party transactions	$ 0	$ 42,506	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Yanghe Chile Spa [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 1,403,236	$ 1,338,697	927,097
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cementos Concepcion SAE [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,287	$ 4,823	0
Related Party Transactions Charges Credits on Income	$ 901	$ 3,376	0
Ganadera Sofia SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 1,962	0
Related Party Transactions Charges Credits on Income	$ 0	$ 1,374	0
Prana S A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 999	$ 1,310	0
Related Party Transactions Charges Credits on Income	$ 699	917	0
Inversiones Ro Elqui SpA [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Commitments made by entity, related party transactions	$ 25,616	0
Related Party Transactions Charges Credits on Income	$ 0	0
Inversiones Ro Elqui SpA [Member] | Interests [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Interests
Commitments made by entity, related party transactions	$ 694	0
Related Party Transactions Charges Credits on Income	$ (694)	0
Saam Logistics SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 163,589	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0
RDF Media Sp A. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 284,709	$ 194,185	306,153
Related Party Transactions Charges Credits on Income	$ (284,709)	(194,185)	$ (306,153)
Aerocentro S.A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 957	0
Related Party Transactions Charges Credits on Income	$ 670	0
Cadena Farmacenter S.A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 1,185	0
Related Party Transactions Charges Credits on Income	$ 829	0
ENEX Paraguay S.R.L. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 77,782	0
Related Party Transactions Charges Credits on Income	$ 54,447	0
Habacorp S.R.L. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 204	0
Related Party Transactions Charges Credits on Income	$ 143	0
Pamplona S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 825	0
Related Party Transactions Charges Credits on Income	$ 578	0
Saga Gym S.R.L. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 281	0
Related Party Transactions Charges Credits on Income	$ 197	$ 0